NATIONWIDE MUTUAL FUNDS
Nationwide Amundi Strategic Income Fund	Nationwide International Index Fund
Nationwide Bailard Cognitive Value Fund	Nationwide International Small Cap Fund
Nationwide Bailard International Equities Fund	Nationwide Invesco Core Plus Bond Fund (formerly,
Nationwide Bailard Technology & Science Fund	Nationwide BNY Mellon Core Plus Bond Fund)
Nationwide BNY Mellon Dynamic U.S. Core Fund	Nationwide Janus Henderson Overseas Fund
Nationwide BNY Mellon Dynamic U.S. Equity	Nationwide Loomis All Cap Growth Fund
Income Fund	Nationwide Loomis Core Bond Fund
Nationwide Bond Index Fund	Nationwide Loomis Short Term Bond Fund
Nationwide Fund	Nationwide Mid Cap Market Index Fund
Nationwide Geneva Mid Cap Growth Fund	Nationwide NYSE Arca Tech 100 Index Fund
Nationwide Geneva Small Cap Growth Fund	Nationwide S&P 500 Index Fund
Nationwide Global Sustainable Equity Fund	Nationwide Small Cap Index Fund
Nationwide Government Money Market Fund	Nationwide Small Company Growth Fund
Nationwide GQG US Quality Equity Fund	Nationwide WCM Focused Small Cap Fund
Nationwide Inflation-Protected Securities Fund

Supplement dated May 29, 2025
to the Statement of Additional Information (“SAI”) dated February 28, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective June 27, 2025, the SAI is amended as follows:

1.	The following replaces the information in the third paragraph under the heading “Statement of Additional Information - Nationwide Mutual Funds” on the cover page of the SAI:

Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses are posted on the Funds’ website, nationwide.com/mutualfundprospectuses, or may be obtained from Nationwide Mutual Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219336, Kansas City, MO 64121-9336 or by calling toll free 800-848-0920.

2.	The following replaces the information under the heading “Investor Privileges - Exchanges May Be Made Four Convenient Ways” beginning on page 104 of the SAI:

By Mail – Write to Nationwide Funds, c/o U.S. Bank Global Fund Services, P.O. Box 219336, Kansas City, MO 64121-9336. Please be sure that your letter is signed exactly as your account is registered and that your account number and the name of the Fund from which you wish to make the exchange are included. For example, if your account is registered “John Doe and Mary Doe”, “Joint Tenants with Right of Survivorship,” then both John and Mary must sign the exchange request. The exchange will be processed effective the date the signed letter is received.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE